Income Taxes (Details 2) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Deferred tax assets (liability)
Net operating loss	$ 528,876	$ 431,923
Valuation allowance	(528,876)	(391,848)	$ (223,300)
Total
Federal and State net operating loss carry-forwards	$ 1,355,679	$ 1,004,000